Interest in Joint Ventures - Summarized Financial Information of Aggregated Individually Immaterial Joint Ventures (Detail) - Aggregated individually immaterial joint ventures [member] - CNY (¥)
¥ in Millions
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Aggregate carrying amount of individually immaterial joint ventures	¥ 2,812	¥ 1,015	¥ 1,522
Aggregate amounts of the Group's share of Profit from continuing operations and total comprehensive income	¥ 200	¥ 99	¥ 102